                            THE GNMA FUND INVESTMENT
                           ACCUMULATION PROGRAM, INC.

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001

To Our Shareholders:

    We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six-month period ended June 30, 2001.

    During the period, the Program generated annualized net investment income of 6.16% as a percentage of average net assets and paid dividends of $0.67 per share.

    During the period, interest rates on 30 year Treasury securities fluctuated from a low of 5.26% in late March to a high of 5.91% in May. GNMA current coupons purchased for the Program remained at a steady 6.5%. Average monthly principal pay downs of the GNMA pools held in the Program during the first half of 2001 increased to $2.4 million from $1.7 million in the second half of 2000. Purchases of Program shares averaged $1.5 million per month and redemptions averaged $2.1 million per month, during the first six months of 2001.

    Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in Short Term Treasury Bills. This contributed $17,421 of income to the Program.

    Effective June 22, 2001, Merrill Lynch Investment Managers, L.P., replaced its affiliate Merrill Lynch, Pierce, Fenner & Smith Incorporated as the lead administrator of the Program. In this connection, we welcome the new President, Vice President and Treasurer of the Program.

    This Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend, and barring any dramatic change in interest rates should provide investors with attractive returns in the future.

Officers and Directors                               Sincerely,

Terry K. Glenn-President and Director

                                                    [SIGNATURE]

Leonard I. Shankman-Director
Robert A. Kavesh-Director
Gregory M. Maunz-Vice President
Teresa A. Koncick-Secretary
Donald C. Burke-Treasurer                            Terry K. Glenn
                                                     President
Custodian and Transfer Agent
The Bank of New York
P.O. Box 974 Wall Street Station
New York, N.Y. 10268-0974

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

                                              INTEREST       RANGE OF           FACE                           VALUE
            SECURITY DESCRIPTION                RATE        MATURITIES        AMOUNT*          COST*         (NOTE 1A)
            --------------------              --------      ----------        -------          -----         ---------
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      6.00%    10/15/28-2/15/29   $ 20,854,963   $   20,646,622   $ 20,216,071

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      6.50     05/15/23-06/15/31    44,994,969       45,000,363     44,572,691

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      7.00     03/15/22-12/15/30    53,077,660       53,374,867     53,617,300

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      7.50     02/15/22-11/15/30    23,792,778       23,916,925     24,428,735

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      8.00     03/15/17-05/15/30     9,451,621        9,506,591      9,802,219

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      8.50     06/15/16-05/15/25     4,117,061        4,159,484      4,303,230

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      9.00     04/15/16-10/15/21     2,394,220        2,398,327      2,513,282

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                      9.50     10/15/09-11/15/20     2,433,823        2,436,798      2,562,461

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     10.00     10/15/15-06/15/18     1,576,067        1,581,048      1,650,847

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     11.50     04/15/13-12/15/15       651,716          642,302        729,604

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     12.00     02/15/13-11/15/15       361,389          363,841        409,152

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     13.00         04/15/13             17,835           18,150         20,720

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     13.50         05/15/11              4,682            4,481          5,467

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     14.50         04/15/13             17,821           18,319         21,255

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     15.00         06/15/13             97,540          100,902        118,462

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     16.00     12/15/11-04/15/12        73,352           75,358         90,312

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                     17.00     10/15/11-01/15/12       298,260          310,171        369,248
                                                                            ------------   --------------   ------------
Total Investments--97%....................................................  $164,215,757   $  164,554,549** $165,431,056
                                                                            ============   ==============
Other Assets in Excess of Liabilities--3%................................................................      4,397,534
                                                                                                            ------------
Net Assets--Equivalent to $20.84 net asset value per share on 8,150,251 shares of capital stock
outstanding--100%........................................................................................   $169,828,590
                                                                                                            ============

      * Original face amounts and related costs are reduced by principal payment pass-throughs
     ** Aggregate cost for Federal tax purposes.

See Notes to Financial Statements.

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
--------------------------------------------------------------------------------

ASSETS:

  Investments at Value (Identified Cost $164,554,549).......  $165,431,056

  Cash......................................................     3,776,165

  Interest Receivable.......................................       965,600

  Other.....................................................         6,502
                                                              ------------

    Total Assets............................................   170,179,323
                                                              ------------

LIABILITIES:

  Payable for Capital Stock Reacquired......................       139,844

  Accounts Payable and Accrued Expenses.....................       182,739

  Payable to Administrators.................................        28,150
                                                              ------------

    Total Liabilities.......................................       350,733
                                                              ------------

NET ASSETS (Equivalent to $20.84 net asset value per share
    on 8,150,251 shares of capital stock outstanding).......  $169,828,590
                                                              ============

See Notes to Financial Statements.

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:

INCOME:

  Interest Income and Premium Amortization..................                $  5,815,880

EXPENSES:

  Custodian, Transfer and Dividend Disbursing Agent Fees....  $   217,339

  Administration Fee........................................      170,679

  Printing and Mailing......................................       41,241

  Professional Fees.........................................       60,034

  Other.....................................................       16,365

  Directors' Fees & Expenses................................        5,500        511,158
                                                              -----------   ------------

    Net Investment Income...................................                   5,304,722

UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Unrealized Appreciation (Depreciation) of Investments:

    Beginning of Period.....................................      183,669

    End of Period...........................................      876,507
                                                              -----------

  Increase in Unrealized Appreciation.......................                     692,838
                                                                            ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $  5,997,560
                                                                            ============

See Notes to Financial Statements.

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED     YEAR ENDED
                                                             JUNE 30,        DECEMBER 31,
                                                               2001              2000
                                                         ----------------   --------------
INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:

Net Investment Income..................................    $  5,304,722      $ 11,377,452

Net Equalization (Debits) included in the Price of
  Capital Stock Sold and Reacquired....................         (37,777)         (145,868)

Increase in Unrealized Appreciation of Investments.....         692,838         6,598,820
                                                           ------------      ------------

Net Increase in Net Assets Derived from Operations.....       5,959,783        17,830,404
                                                           ------------      ------------

Dividends to Shareholders..............................      (5,459,032)      (10,977,425)
                                                           ------------      ------------

Capital Share Transactions (Exclusive of Net
  Equalization Debits Allocated to Undistributed Net
  Investment Income):

Net Proceeds from Sale of Capital Stock................       4,278,518         8,429,234

Net Asset Value of Shares Issued to Shareholders in
  Reinvestment of Dividends............................       4,919,022         9,138,323
                                                           ------------      ------------

                                                              9,197,540        17,567,557

Cost of Capital Stock Reacquired.......................     (12,466,099)      (32,713,846)
                                                           ------------      ------------

Decrease in Net Assets from Capital Stock
  Transactions.........................................      (3,268,559)      (15,146,289)
                                                           ------------      ------------

Total Decrease in Net Assets...........................      (2,767,808)       (8,293,310)

NET ASSETS:

Beginning of Year......................................     172,596,398       180,889,708
                                                           ------------      ------------

End of Period (including undistributed net investment
  income of $839,553 in 2001 and $1,031,641 in 2000 and
  accumulated realized capital losses of $1,225 in
  2000)................................................    $169,828,590      $172,596,398
                                                           ============      ============

See Notes to Financial Statements.

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                SIX
                               MONTHS
                               ENDED                            YEAR ENDED DECEMBER 31,
                              JUNE 30,      ----------------------------------------------------------------
                                2001          2000          1999          1998          1997          1996
                              --------      --------      --------      --------      --------      --------
SELECTED DATA FOR A SHARE
  OF CAPITAL STOCK
  OUTSTANDING THROUGHOUT
  EACH YEAR:

Net Asset Value, Beginning
  of Period................   $  20.78      $  19.95      $  21.09      $  21.03      $  20.59      $  21.10
                              --------      --------      --------      --------      --------      --------

Income From Investment
  Operations
Net Investment Income......       0.65          1.32          1.28          1.33          1.40          1.41

Net Realized and Unrealized
  Gain (Loss) on
  Investments..............       0.08          0.79         (1.15)         0.09          0.43         (0.53)
                              --------      --------      --------      --------      --------      --------

  Total From Investment
    Operations.............       0.73          2.11          0.13          1.42          1.83          0.88
                              --------      --------      --------      --------      --------      --------

Dividend Distributions from
  Net Investment Income....      (0.67)        (1.28)        (1.27)        (1.36)        (1.39)        (1.39)
                              --------      --------      --------      --------      --------      --------

Net Asset Value, End of
  Period...................   $  20.84      $  20.78      $  19.95      $  21.09      $  21.03      $  20.59
                              ========      ========      ========      ========      ========      ========

TOTAL INVESTMENT RETURN....       3.54%+       10.98%         0.57%         7.02%         9.16%         4.39%
                              ========      ========      ========      ========      ========      ========

SIGNIFICANT RATIOS/
  SUPPLEMENTAL
  DATA

Net Assets, End of Period
  (in thousands)...........   $169,829      $172,596      $180,890      $200,394      $201,790      $207,769
                              ========      ========      ========      ========      ========      ========

Operating Expenses to
  Average Net Assets.......       0.59%*        0.58%         0.60%         0.56%         0.57%         0.57%
                              ========      ========      ========      ========      ========      ========

Net Investment Income to
  Average Net Assets.......       6.16%*        6.53%         6.37%         6.29%         6.74%         6.84%
                              ========      ========      ========      ========      ========      ========

Portfolio Turnover Rate....          0%            0%            0%            0%            0%            0%
                              ========      ========      ========      ========      ========      ========

 * Annualized
+ Aggregate Total Investment Return

See Notes to Financial Statements.

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940 as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Program.

(a)    Investments are valued by the Program's pricing agent, Interactive
       Data Services, Inc. These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities.

(b) It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income including amortization of discount less premium amortization is recorded as earned. Dividend distributions to shareholders are recorded on the ex-dividend date.

(d) The Program follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of capital stock.

(e) Prepaid registration fees are charged to expense as the related shares are issued or over the period of registration, whichever is applicable.

(f) Paydown gains and losses are recorded as adjustments to net investment income.

2. ADMINISTRATION AGREEMENT

The Program has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), Prudential Securities Inc., MSDW, Inc. and Salomon Smith Barney Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties for the Program. For these services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1 1/2% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

Certain officers and/or directors of the Program are officers of MLIM.

3. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2001 purchases, excluding short-term securities, totalled $8,745,892. There were no sales of securities.

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

4. CAPITAL SHARES

The Articles of Incorporation authorize the Program to issue 25,000,000 shares of a single class. At June 30, 2001, paid-in capital amounted to $168,112,529. Transactions in shares were as follows:

                                                                           YEAR ENDED
                                                      SIX MONTHS          DECEMBER 31,
                                                         ENDED       -----------------------
                                                     JUNE 30, 2001      2000         1999
                                                     -------------   ----------   ----------
Shares sold........................................     205,558        422,323       746,206
Shares issued to shareholders in reinvestment of
  dividends........................................     236,474        455,280       521,730
                                                       --------      ----------   ----------
Total..............................................     442,032        877,603     1,267,936
Shares reacquired..................................    (598,955)     (1,637,151)  (1,702,879)
                                                       --------      ----------   ----------

Net decrease.......................................    (156,923)      (759,548)     (434,943)
                                                       ========      ==========   ==========

5. DIVIDENDS AND DISTRIBUTIONS

The Program distributes, monthly, substantially all of its net investment income. Net realized capital gains, if any, are distributed annually. At June 30, 2001, the Program had a capital loss carryforward of approximately $1,200 (expiring in 2006), which will be available to offset a like amount of future taxable gains.